Segments and Entity-Wide Information (Tables)	6 Months Ended
Jun. 30, 2025
Segments And Entity Wide Information [Abstract]
Schedule of revenues by geographic area
	Six months ended June 30,		Year ended December 31,
	2025	2024	2024
	U.S. Dollars
China	107,883	54,934	132,556
Asia Pacific	96,882	53,781	133,772
United States	17,278	12,924	29,282
Korea	14,187	69,159	117,135
Europe	5,725	8,803	16,489

	241,955	199,601	429,234

	June 30,	December 31,
	2025	2024
	%
Israel	70	66
Germany	26	29
Other	4	5
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill